UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003
Check here if Amendment |_|; Amendment Number: __________

                        This Amendment (Check only one.):

                         |_| is a restatement.
                         |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Technology Crossover Management III, L.L.C.

Address: 528 Ramona Street, Palo Alto, CA 94301

Form 13F File Number: 28-05373

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Carla S. Newell

Title: Attorney-in-Fact

Phone: 650-614-8200

Signature, Place, and Date of Signing:


/s/ Carla S. Newell
[Signature]

Palo Alto, California
[City, State]

October 7, 2003
[Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:              None

Form 13F Information Table Entry Total:         6

Form 13F Information Table Value Total:         $41,196

List of Other Included Managers:                NONE

                           FORM 13F INFORMATION TABLE

                                                                                                                 Voting Authority
                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other          ----------------
      Name of Issuer         Class       CUSIP           (x$1000)      PrnAmt   Prn Call Dscretn Managers       Sole   Shared   None
---------------------------- --------    ---------      ---------    ---------  --- ---- ----------------       --------------------
Advanced Switching
 Communications              Common     00757V106             0      3,177,920   SH        Sole              3,177,920    0      0
eLoyalty Corp.               Common     290151109           666        189,165   SH        Sole                189,165    0      0
EXE Technologies, Inc.       Common     301504106         4,127        585,425   SH        Sole                585,425    0      0
Firepond, Inc.               Common     318224102         1,205        344,423   SH        Sole                344,423    0      0
InterActiveCorp.             Common     45840Q101        35,123      1,058,567   SH        Sole              1,058,567    0      0
PeopleSoft, Inc.             Common     281667105            75          4,089*  SH        Sole                  4,089*   0      0
                                           TOTAL         41,196

*includes 4,089 shares held in escrow